Share Capital and Capital reserve (Tables)	3 Months Ended
Mar. 31, 2025
Share Capital, Reserves and Other Equity Interest [Abstract]
Schedule of Share Capital and Capital Reserve

	Shares		March 31, 2025	December 31, 2024
	March 31, 2025	December 31, 2024	€m	€m
Authorized Share Capital issued and fully paid:
Ordinary Shares with nil nominal value	153,510,214	156,090,858	1,296.0	1,343.8
Total share capital and capital reserve			1,296.0	1,343.8
Listing and share transaction costs			(27.5)	(27.4)
Total net share capital and capital reserve			1,268.5	1,316.4